UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Address of principal executive offices) (Zip code)

Trent Statczar

Foreside

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 701-9502

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AAMA Equity Fund

Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Semi-Annual Report

December 31, 2017
(Unaudited)

AAMA Funds
Letter To Shareholders	December 31, 2017

Dear Fellow Shareholder,

We are pleased to present the Semi-Annual Shareholder Report for your funds covering the period July 1, 2017 through December 31, 2017. The report includes a complete listing of each Fund’s holdings, performance information and financial statements along with other important fund information.

The AAMA Income Fund’s inception date was June 30, 2017 and commenced operations on July 5th. Since that time, we have seen 10 year Treasury note yields increase from approximately 2.3% to 2.4% as of December 31, 2017, creating principal losses for holders of Treasury notes. The continued rise in yields from the July, 2016 low of 1.37% can be attributed to Federal Reserve tightening policies along with increased optimism for accelerating economic growth and for inflation that is approaching the long-sought goals of the Federal Reserve.

The portfolio of the Income Fund is positioned defensively with regard to both maturity structure and credit quality. The average maturity of the portfolio bond holdings is 1.5 years and credit exposure is limited to 4.8% of the net assets of the fund.

Credit spreads are narrow when compared to historical levels, which reduces the relative attractiveness of credit exposure. Term premiums do not reflect normal levels to compensate for future inflation, which favors shorter-term bond maturities. We expect to continue the relatively defensive portfolio structure unless we see evidence that the anticipated acceleration of economic growth is faltering, credit spreads widen, or term premiums increase.

The AAMA Equity Fund’s inception date was June 30, 2017 and commenced operations on July 5th. Since that time we have seen stock values appreciate significantly as corporate earnings reports have generally met expectations and new tax legislation has further boosted expected earnings growth for 2018.

The portfolio of the Equity Fund is dominated by large capitalization companies, with mid and small-cap exposures of 5.5% and 5.8%, respectively. The portfolio has over-weighted exposures in the technology, industrial and health care sectors. Our fundamental valuation process identifies the technology and health care sectors as representing, in our view, the best risk-adjusted values in the equity market and both sectors offer above-market earnings growth prospects.

Many historical measurements of stock market valuation are currently elevated; however, stock prices have tended to discount future economic trends. Currently, the equity market is discounting continued economic growth and accelerating corporate earnings. Interest rates are on the rise due to Federal Reserve tightening programs, but have not reached a level that would compete with expected equity market returns. We expect to continue to focus on large cap growth companies unless we see an acceleration of interest rate increases or if corporate profit growth fails to meet expectations.

Thank you for investing with the AAMA Funds. We hope you find this information useful and we look forward to assisting you in meeting your long-term investment objectives.

Robert D. Baker Co-Portfolio Manager AAMA Funds	Phil A. Voekler Co-Portfolio Manager AAMA Funds

Past performance of the funds, markets or securities mentioned herein should not be considered to be indicative of future results. Investing involves risk, including the potential loss of principal. Allocations are subject to change.

Average maturity – weighted average amount of time until maturity of securities held

Credit exposure – Amount of investment exposed to changes in the credit market

Term premiums – The premium received for added risk of holding longer-term secucurities

AAMA Funds are distributed by BHIL Distributors, LLC. Advanced Asset Management Advisors, Inc. is the investment adviser to the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. For additional information about the Funds, including fees, expenses, and risks, view our prospectus online at www.aamafunds.com or call 800-701-9502. Read the prospectus carefully before you invest or send money.

AAMA Equity Fund Schedule of Portfolio Investments December 31, 2017 (Unaudited)
COMMON STOCKS — 38.8%	Shares	Value
AEROSPACE & DEFENSE — 2.1%
Boeing Company (The)	13,200	$3,892,812
Rockwell Collins, Inc.	4,900	664,538
Spirit AeroSystems Holdings, Inc. - Class A	8,900	776,525
TransDigm Group, Inc.	2,000	549,240
		5,883,115
AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corporation	6,000	1,497,240

AIRLINES — 0.3%
Southwest Airlines Company	15,200	994,840

BANKS — 7.0%
Bank of America Corporation	137,800	4,067,856
BB&T Corporation	36,800	1,829,696
Citigroup, Inc.	35,500	2,641,555
JPMorgan Chase & Company	37,400	3,999,556
U.S. Bancorp	31,200	1,671,696
Wells Fargo & Company	59,800	3,628,066
Zions Bancorporation	37,400	1,901,042
		19,739,467
BEVERAGES — 0.4%
PepsiCo, Inc.	8,900	1,067,288

BIOTECHNOLOGY — 3.1%
AbbVie, Inc.	18,800	1,818,148
Alexion Pharmaceuticals, Inc. (a)	7,000	837,130
Amgen, Inc.	8,400	1,460,760
Biogen, Inc. (a)	6,700	2,134,419
Celgene Corporation (a)	11,100	1,158,396
Regeneron Pharmaceuticals, Inc. (a)	3,400	1,278,264
		8,687,117
BUILDING PRODUCTS — 0.2%
Masco Corporation	13,200	580,008

CAPITAL MARKETS — 0.4%
Affiliated Managers Group, Inc.	5,600	1,149,400

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	71,600	2,742,280
F5 Networks, Inc. (a)	2,700	354,294

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 38.8% (Continued)	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.2% (Continued)
Juniper Networks, Inc.	15,400	$438,900
		3,535,474
CONSTRUCTION & ENGINEERING — 0.4%
Fluor Corporation	11,500	593,975
Quanta Services, Inc. (a)	16,100	629,671
		1,223,646
CONSUMER FINANCE — 0.7%
Capital One Financial Corporation	19,900	1,981,642

ELECTRICAL EQUIPMENT — 0.2%
Acuity Brands, Inc.	2,900	510,400

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
FLIR Systems, Inc.	10,400	484,848

FOOD & STAPLES RETAILING — 1.7%
CVS Health Corporation	10,900	790,250
Kroger Company (The)	37,500	1,029,375
Walgreen Boots Alliance, Inc.	10,700	777,034
Wal-Mart Stores, Inc.	22,300	2,202,125
		4,798,784
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Company	24,600	985,968
General Mills, Inc.	18,300	1,085,007
Ingredion, Inc.	7,100	992,580
Kraft Heinz Company (The)	9,400	730,944
McCormick & Company, Inc.	4,500	458,595
		4,253,094
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Edwards Lifesciences Corporation (a)	6,700	755,157
Medtronic plc	15,100	1,219,325
		1,974,482
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Centene Corporation (a)	5,400	544,752
Express Scripts Holding Company (a)	19,100	1,425,624
Humana, Inc.	4,700	1,165,929
UnitedHealth Group, Inc.	7,400	1,631,404
Universal Health Services, Inc. - Class B	3,000	340,050
		5,107,759

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 38.8% (Continued)	Shares	Value
HEALTH CARE TECHNOLOGY — 0.3%
Cerner Corporation (a)	10,700	$721,073

HOTELS, RESTAURANTS & LEISURE — 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	13,000	692,250

HOUSEHOLD DURABLES — 0.3%
Newell Brands, Inc.	23,000	710,700

HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Company (The)	11,600	1,065,808
Spectrum Brands Holdings, Inc.	2,900	325,960
		1,391,768
INDUSTRIAL CONGLOMERATES — 1.6%
3M Company	12,100	2,847,977
General Electric Company	88,800	1,549,560
		4,397,537
INTERNET SOFTWARE & SERVICES — 0.2%
Akamai Technologies, Inc. (a)	7,000	455,280

IT SERVICES — 2.3%
Cognizant Technology Solutions Corporation - Class A	10,400	738,608
International Business Machines Corporation	23,100	3,544,002
MasterCard, Inc. - Class A	7,000	1,059,520
Visa, Inc. - Class A	9,400	1,071,788
		6,413,918
MACHINERY — 0.5%
Cummins, Inc.	4,900	865,536
ITT, Inc.	12,900	688,473
		1,554,009
MEDIA — 0.1%
Charter Communications, Inc. - Class A (a)	800	268,768

PHARMACEUTICALS — 1.6%
Bristol-Myers Squibb Company	29,200	1,789,376
Johnson & Johnson	10,100	1,411,172
Pfizer, Inc.	40,600	1,470,532
		4,671,080

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 38.8% (Continued)	Shares	Value
ROAD & RAIL — 1.3%
Norfolk Southern Corporation	7,200	$1,043,280
Union Pacific Corporation	19,800	2,655,180
		3,698,460
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	42,800	2,187,936
Intel Corporation	64,300	2,968,088
QUALCOMM, Inc.	20,100	1,286,802
Skyworks Solutions, Inc.	7,400	702,630
Texas Instruments, Inc.	19,700	2,057,468
		9,202,924
SOFTWARE — 3.2%
Adobe Systems, Inc. (a)	7,400	1,296,776
Citrix Systems, Inc. (a)	6,000	528,000
Microsoft Corporation	32,500	2,780,050
Oracle Corporation	50,200	2,373,456
Red Hat, Inc. (a)	7,000	840,700
VMware, Inc. - Class A (a)	10,400	1,303,328
		9,122,310
SPECIALTY RETAIL — 0.2%
Advance Auto Parts, Inc.	7,000	697,830

TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	11,800	458,784
T-Mobile US, Inc. (a)	7,300	463,623
Verizon Communications, Inc.	9,900	524,007
		1,446,414
TOBACCO — 0.2%
Philip Morris International, Inc.	5,100	538,815

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Grainger (W.W.), Inc.	2,900	685,125

TOTAL COMMON STOCKS (COST $99,103,678)		$110,136,865

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
EXCHANGE-TRADED FUNDS — 56.1%	Shares	Value
iShares Core S&P 500 ETF	101,200	$27,207,620
iShares Core S&P U.S. Growth ETF	239,600	12,883,292
PowerShares QQQ Trust Series 1	109,600	17,071,296
Schwab U.S. Large-Cap ETF	401,700	25,620,426
Vanguard Growth ETF	112,500	15,823,125
Vanguard Mid-Cap ETF	49,000	7,584,220
Vanguard Mid-Cap Growth ETF	63,500	8,110,220
Vanguard S&P 500 ETF	115,600	28,355,524
Vanguard Small-Cap ETF	52,100	7,700,380
Vanguard Small-Cap Growth ETF	55,000	8,846,750
TOTAL EXCHANGE-TRADED FUNDS (COST $143,927,158)		$159,202,853

U.S. TREASURY OBLIGATIONS — 4.6%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills (b) — 4.6%
U.S. Treasury Bills (Cost $12,973,303)	1.257%	03/01/18	$13,000,000	$12,973,348

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
MONEY MARKET FUNDS — 0.5%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 0.90% (c) (Cost $1,495,750)	1,495,750	$1,495,750

TOTAL INVESTMENTS — (COST $257,499,889 - Unrealized gain/loss $26,308,927) — 100.0%		$283,808,816

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (d)		(151,903)

NET ASSETS — 100.0%		$283,656,913

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of December 31, 2017.
(d)	Percentage rounds to less than 0.1%.
plc - Public Liability Company

See accompanying notes to financial statements.

Investment Allocation (Percentage of Net Assets)
Cash Equivalents	0.5%
U.S. Treasury Obligations	4.6%
Common Stocks	38.8%
Exchange-Trade Funds (holding Common Stocks)	56.1%
Total	100.0%

AAMA Income Fund Schedule of Portfolio Investments December 31, 2017 (Unaudited)
U.S. GOVERNMENT AGENCIES — 5.0%	Coupon	Maturity	Principal Amount	Fair Value
Federal Home Loan Bank (a) — 5.0%
Federal Home Loan Bank	1.091%	01/31/18	$5,000,000	$4,994,805
Federal Home Loan Bank	1.266%	02/09/18	2,000,000	1,997,214
TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,992,946)				$6,992,019

U.S. TREASURY OBLIGATIONS — 89.2%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills (a) — 8.8%
U.S. Treasury Bills	1.246%	04/26/18	$2,300,000	$2,290,040
U.S. Treasury Bills	1.201%	01/18/18	10,000,000	9,994,494
				12,284,534
U.S. Treasury Notes — 80.4%
U.S. Treasury Notes	1.000%	02/15/18	12,000,000	11,995,632
U.S. Treasury Notes	2.375%	05/31/18	4,000,000	4,015,000
U.S. Treasury Notes	0.875%	07/15/18	2,000,000	1,992,809
U.S. Treasury Notes	1.500%	08/31/18	12,000,000	11,984,841
U.S. Treasury Notes	1.375%	11/30/18	3,500,000	3,486,918
U.S. Treasury Notes	1.500%	01/31/19	12,000,000	11,955,452
U.S. Treasury Notes	1.625%	08/31/19	10,000,000	9,958,460
U.S. Treasury Notes	1.375%	01/15/20	12,000,000	11,874,717
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	9,921,988
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	2,956,936
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	9,966,524
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	4,947,716
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	4,942,315
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	1,972,679
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	9,907,575
				111,879,562
Total U.S. Treasury Obligations (Cost $124,801,259)				$124,164,096

AAMA Income Fund Schedule of Portfolio Investments (Continued)
EXCHANGE-TRADED FUNDS — 4.8%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	37,318	$1,758,797
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	11,603	1,165,870
PowerShares Variable Rate Preferred Portfolio	144,800	3,715,568
TOTAL EXCHANGE-TRADED FUNDS (COST $6,775,690)		$6,640,235

MONEY MARKET FUNDS — 0.6%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 0.90% (b) (Cost $832,865)	832,865	$832,865

TOTAL INVESTMENTS — (COST $139,402,760 - Unrealized gain/loss ($773,545)) — 99.6%		$138,629,215

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		523,731

NET ASSETS — 100.0%		$139,152,946

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.
See accompanying notes to financial statements.

Investment Allocation (Percentage of Net Assets)
Cash Equivalents	1.0%
U.S. Treasury Obligations	89.2%
U.S. Government Agencies	5.0%
Exchange-Trade Funds (holding Income Securities)	4.8%
Total	100.0%

AAMA Funds Statements of Assets and Liabilities December 31, 2017 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
ASSETS
Investments in securities:
At cost	$257,499,889	$139,402,760
At value	$283,808,816	$138,629,215
Receivable for capital shares sold	179,297	47,675
Dividends and interest receivable	89,219	567,762
TOTAL ASSETS	284,077,332	139,244,652

LIABILITIES
Payable for capital shares redeemed	203,421	20,313
Payable to Adviser	172,963	50,674
Payable to administrator	44,035	20,719
TOTAL LIABILITIES	420,419	91,706

NET ASSETS	$283,656,913	$139,152,946

Net assets consist of:
Paid-in capital	$257,615,524	$139,913,121
Accumulated net investment income	1,556	13,498
Accumulated net realized losses from investment transactions	(269,094)	(128)
Net unrealized appreciation (depreciation) on investments	26,308,927	(773,545)
Net assets	$283,656,913	$139,152,946

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	25,802,609	5,598,140

Net asset value, offering price and redemption price per share	$10.99	$24.86

See accompanying notes to financial statements.

AAMA Funds Statements of Operations Six Months Ended December 31, 2017 (a) (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$2,248,071	$158,248
Interest	77,924	859,669
TOTAL INVESTMENT INCOME	2,325,995	1,017,917

EXPENSES
Investment advisory fees	1,311,674	481,039
Administration fees	268,125	131,664
TOTAL EXPENSES	1,579,799	612,703
Less fee reductions by the Adviser	(389,820)	(203,856)
Less fee waivers by the administrator	(9,471)	(4,774)
NET EXPENSES	1,180,508	404,073

NET INVESTMENT INCOME	1,145,487	613,844

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investment transactions	(269,094)	(128)
Net change in unrealized appreciation (depreciation) on investments	26,308,927	(773,545)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	26,039,833	(773,673)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$27,185,320	$(159,829)

(a)	Represents the period from the inception date (June 30, 2017) through December 31, 2017.
See accompanying notes to financial statements.

AAMA Equity Fund Statement of Changes in Net Assets
Six Months Ended December 31, 2017 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$1,145,487
Net realized losses on investment transactions	(269,094)
Net change in unrealized appreciation (depreciation) on investments	26,308,927
Net increase in net assets from operations	27,185,320

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,143,931)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	286,216,314
Net asset value of shares issued in reinvestment of distributions to shareholders	1,143,931
Payments for shares redeemed	(29,744,721)
Net increase in net assets from capital share transactions	257,615,524

TOTAL INCREASE IN NET ASSETS	283,656,913

NET ASSETS
Beginning of period	—
End of period	$283,656,913

ACCUMULATED NET INVESTMENT INCOME	$1,556

CAPITAL SHARE ACTIVITY
Shares sold	28,526,742
Shares reinvested	103,523
Shares redeemed	(2,827,656)
Net increase in shares outstanding	25,802,609
Shares outstanding, beginning of period	—
Shares outstanding, end of period	25,802,609

(a)	Represents the period from the inception date (June 30, 2017) through December 31, 2017.
See accompanying notes to financial statements.

AAMA Income Fund Statement of Changes in Net Assets
Six Months Ended December 31, 2017 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$613,844
Net realized losses on investment transactions	(128)
Net change in unrealized appreciation (depreciation) on investments	(773,545)
Net decrease in net assets from operations	(159,829)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(600,346)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	154,541,353
Net asset value of shares issued in reinvestment of distributions to shareholders	600,346
Payments for shares redeemed	(15,228,578)
Net increase in net assets from capital share transactions	139,913,121

TOTAL INCREASE IN NET ASSETS	139,152,946

NET ASSETS
Beginning of period	—
End of period	$139,152,946

ACCUMULATED NET INVESTMENT INCOME	$13,498

CAPITAL SHARE ACTIVITY
Shares sold	6,183,536
Shares reinvested	24,053
Shares redeemed	(609,449)
Net increase in shares outstanding	5,598,140
Shares outstanding, beginning of period	—
Shares outstanding, end of period	5,598,140

(a)	Represents the period from the inception date (June 30, 2017) through December 31, 2017.
See accompanying notes to financial statements.

AAMA Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout the Period
	Six Months Ended December 31, 2017 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.99
Total from investment operations	1.03

Less distributions:
Dividends from net investment income	(0.04)

Net asset value at end of period	$10.99

Total return (b)	10.34	%(c)

Net assets at end of period (000’s)	$283,657

Ratio of total expenses to average net assets	1.20	%(d)

Ratio of net expenses to average net assets (e)	0.89	%(d)

Ratio of net investment income to average net assets (e)	0.87	%(d)

Portfolio turnover rate	2	%(c)

(a)	Represents the period from the inception date (June 30, 2017) through December 31, 2017.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or realized capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would be lower if the Adviser and administrator had not reduced fees.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions.

See accompanying notes to financial statements.

AAMA Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout the Period
	Six Months Ended December 31, 2017 (a) (Unaudited)
Net asset value at beginning of period	$25.00

Income (loss) from investment operations:
Net investment income	0.11
Net realized and unrealized losses on investments	(0.14)
Total from investment operations	(0.03)

Less distributions:
Dividends from net investment income	(0.11)

Net asset value at end of period	$24.86

Total return (b)	(0.11	%)(c)

Net assets at end of period (000’s)	$139,153

Ratio of total expenses to average net assets	0.95	%(d)

Ratio of net expenses to average net assets (e)	0.63	%(d)

Ratio of net investment income to average net assets (e)	0.95	%(d)

Portfolio turnover rate	0	%(c)(f)

(a)	Represents the period from the inception date (June 30, 2017) through December 31, 2017.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or realized capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would be lower if the Adviser and administrator had not reduced fees.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions.
(f)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

AAMA Funds
Notes to Financial Statements
December 31, 2017 (Unaudited)

1. Organization

The AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a portfolio of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-ended investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is represented by a series of shares separate from those of the Trust’s other series. The Trust is organized as a Delaware statutory trust operating under a First Amended and Restated Declaration of Trust dated September 22, 2006. Other series of the Trust are not included in this report.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

AAMA Funds
Notes to Financial Statements (Continued)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in other investment companies are valued at their reported net asset value (“NAV”). In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Pricing Committee. In these cases, the Pricing Committee determines in good faith, subject to Trust procedures adopted by the Board of Trustees (“Trustees” or “Board”) for the Funds, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the securities, forces that influence the market in which the securities are purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities or the issuer or similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

AAMA Funds
Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2017, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$110,136,865	$—	$—	$110,136,865
Exchange-Traded Funds	159,202,853	—	—	159,202,853
U.S. Treasury Obligations	—	12,973,348	—	12,973,348
Money Market Funds	1,495,750	—	—	1,495,750
Total	$270,835,468	$12,973,348	$—	$283,808,816

AAMA Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$6,992,019	$—	$6,992,019
U.S. Treasury Obligations	—	124,164,096	—	124,164,096
Exchange-Traded Funds	6,640,235	—	—	6,640,235
Money Market Funds	832,865	—	—	832,865
Total	$7,473,100	$131,156,115	—	$138,629,215

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and industry type. As of December 31, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Dividend income and capital gain distributions are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid yearly to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized short-term capital gains and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital

AAMA Funds
Notes to Financial Statements (Continued)

gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid by each Fund during the six months ended December 31, 2017 was ordinary income.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at December 31, 2017 was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of portfolio investments	$257,500,193	$139,402,760
Gross unrealized appreciation	$28,578,189	$161
Gross unrealized depreciation	(2,269,566)	(773,706)
Net unrealized appreciation (depreciation)	26,308,623	(773,545)
Accumulated ordinary income	1,556	13,498
Other losses	(268,790)	(128)
Accumulated earnings (deficit)	$26,041,389	$(760,175)

AAMA Funds
Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the AAMA Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. As the Funds have not yet had to file US Federal tax returns, no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. Government securities, were as follows for the six months ended December 31, 2017:

	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$248,496,521	$6,790,410
Proceeds from sales and maturities of investment securities	$5,197,087	$14,624

Investment transactions in long-term U.S. Government securities were as follows for the six months ended December 31, 2017:

	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. Government securities	$—	$94,534,644
Proceeds from sales and maturities of U.S. Government securities	$—	$—

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by Advanced Asset Management Advisors, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

AAMA Funds
Notes to Financial Statements (Continued)

The Adviser has entered into an Expense Limitation Agreement (“ELA”) under which it has contractually agreed, until February 28, 2019, to reduce its investment advisory fees and to reimburse expenses to the extent necessary so that total annual operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses, and extraordinary expenses (as determined under GAAP)) does not exceed 0.90% for AAMA Equity Fund and 0.63% for AAMA Income Fund. Accordingly, during the six months ended December 31, 2017, the Adviser reduced its advisory fees in the amount of $389,820 and $203,856 with respect to AAMA Equity Fund and AAMA Income Fund, respectively.

Under the terms of the ELA, investment advisory fee reductions by the Adviser are subject to repayment by each Fund for a period of three years after the fiscal year that such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitations in effect at the time the expenses to be repaid were incurred. As of December 31, 2017, the Adviser may seek repayment of investment advisory fee reductions totaling $389,820 and $203,856 with respect to AAMA Equity Fund and AAMA Income Fund, respectively, no later than June 30, 2021.

BUSINESS MANGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”) serves as the Trust’s business manager and administrator. Foreside and the Trust have entered into a Management and Administration Agreement (the “Agreement”) with respect to the Funds. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing with the SEC; and maintaining books and records in accordance with applicable laws and regulations.

AAMA Funds
Notes to Financial Statements (Continued)

Pursuant to the Agreement, Foreside pays all operating expenses of the Trust and the Funds not specifically assumed by the Trust, unless the Trust or the Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of Trustees of the Trust who are not interested persons of the Trust, as defined by the 1940 Act; and all other operating expenses not specifically assumed by the Trust. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust. For the services under the Agreement and expenses assumed by Foreside, the Trust, on behalf of the Funds, pays Foreside an annual fee equal to 0.20% of the average daily net assets of the Funds up to $250,000,000 and 0.15% of the average daily net assets of the Funds greater than $250,000,000; subject, however, to an aggregate minimum annual fee of $795,000 for the Funds. During the six months ended December 31, 2017, Foreside voluntarily waived administration fees in the amount of $9,471 and $4,774 with respect to AAMA Equity Fund and AAMA Income Fund, respectively.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and, (iv) maintaining the general ledger accounting records for the Funds.

AAMA Funds
Notes to Financial Statements (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of December 31, 2017, the following account holder owned of record 5% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
AAMA Equity Fund
TD Ameritrade, Inc. (for the benefit of its clients)	79%
TD Ameritrade Trust Company (for the benefit of its clients)	21%
AAMA Income Fund
TD Ameritrade, Inc. (for the benefit of its clients)	83%
TD Ameritrade Trust Company (for the benefit of its clients)	17%

5. Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including Exchange-Traded Funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of December 31, 2017, the AAMA Equity Fund had 56.1% of the value of its net assets invested in ETFs.

AAMA Funds
Notes to Financial Statements (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AAMA Funds
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2017 through December 31, 2017).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

AAMA Funds
About Your Fund’s Expenses (Unaudited)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
AAMA Equity Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,103.40	0.89%	$ 4.74
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.70	0.89%	$ 4.56

AAMA Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 998.90	0.63%	$ 3.16
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,022.05	0.63%	$ 3.19

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AAMA Funds
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds votes proxies relating to portfolio securities during the period ending June 30, 2018 will be available without charge prior to August 31, 2018 by calling toll-free 1-800-701-9502, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-701-9502. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AAMA Funds
Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on April 4, 2017, the Board of Trustees (the “Board”) of Asset Management Fund (the “Trust”) approved an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the AAMA Equity Fund and the AAMA Income Fund (each a “Fund” and collectively, the “Funds”), and Advanced Asset Management Advisors, Inc. (the “Investment Adviser”).

In reviewing the Agreement for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. The Board received a report from the Investment Adviser in advance of the Board meeting that, among other things, outlined the services to be provided by the Investment Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed advisory fee for each Fund as compared to fees charged by investment advisers to comparable funds; estimated expenses of each Fund as compared to expense ratios of comparable funds; the potential for economies of scale, if any; financial data on the Investment Adviser; any fall out benefits to the Investment Adviser; and the Investment Adviser’s compliance program. The Independent Trustees also met independently of management and of the interested Trustee to review and discuss materials received from the Investment Adviser. In making its determination to approve the Agreement for each Fund, the Board considered the factors discussed below, but did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided by the Investment Adviser to the Funds under the Agreement. The founders and portfolio managers of the Investment Adviser also made an in-person presentation to the Board, describing the services to be provided by the Investment Adviser to each Fund and the proposed investment strategy for each Fund. The Board considered the background and experience of the personnel at the Investment Adviser, including the portfolio managers’ prior experience managing other mutual funds and ETFs. The Board also considered financial information provided by the Investment Adviser, the compliance program created by the Investment Adviser and the Investment Adviser’s proposed financial support of the Funds through expense caps. Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance

AAMA Funds
Approval of Investment Advisory Agreement (Unaudited) (Continued)

of the Funds, but the Investment Adviser did provide historical performance of composites managed similarly to the Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Investment Adviser to each Fund under the Agreement was expected to be satisfactory.

Fees and Expenses. The Board reviewed the proposed advisory fee for each Fund. With respect to the AAMA Equity Fund, the Board reviewed information provided by the Investment Adviser comparing the Fund’s proposed advisory fee to peers in the Morningstar Large Growth category, the Morningstar Mid-Cap Growth category and the Morningstar Small Growth category. The Board noted the Investment Adviser’s statement that it believed the three categories were appropriate because of the Fund’s ability to make significant allocations to any of the three capitalization ranges. In considering the information provided, the Board noted that the AAMA Equity Fund’s proposed advisory fee was above the average advisory fee of each of the peer groups. With respect to the AAMA Income Fund, the Board reviewed information provided by the Investment Adviser comparing the Fund’s proposed advisory fee to peers in the Morningstar Short-Term Bond category and the Morningstar Multisector Bond category. The Board noted the Investment Adviser’s statement that it believed the two categories were appropriate because they reflected the Fund’s expected allocations to core U.S. corporate and government debt issues (Morningstar Short-Term Bond category) and to non-core holdings, such as high-yield debt, foreign debt and income producing common and preferred stocks (Morningstar Multisector Bond category). In considering the information provided, the Board noted that the AAMA Income Fund’s proposed advisory fee was above the average advisory fee of each of the peer groups. The Board noted limitations in comparing the Funds to each of the peer groups. The Board also considered that the Investment Adviser had proposed to limit total operating expenses, including waiving advisory fees, by setting expense limitations on each Fund below the proposed advisory fee. As a result of the expense limitations, the Board noted that each Fund’s net expense ratio was expected to be lower than the average net expense ratios of the peer groups provided, except for the AAMA Income Fund’s peer group from the Morningstar Short-Term Bond category. The Board considered information provided by the Investment Adviser regarding fees charged to other clients with similar investment objectives and policies, noting that the Investment Adviser does not manage any other registered investment companies. On the basis of the information provided, the Board concluded that the proposed advisory fee for each Fund was reasonable in light of the nature, quality and extent of services expected to be provided by the Investment Adviser.

AAMA Funds
Approval of Investment Advisory Agreement (Unaudited) (Continued)

Profitability. The Board considered the estimated profitability of the Advisory Agreement to the Investment Adviser at projected initial funding levels for the Funds. The Board considered the proposed advisory fee for each Fund, that the Funds were newly organized and had no operating history and the Investment Adviser’s agreement to limit total expenses for each Fund. The Board concluded that any profits to be realized by the Investment Adviser were not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect these potential economies of scale. In considering whether fee levels reflect potential economies of scale for the benefit of Fund investors, the Board reviewed each Fund’s proposed advisory fee compared to peer funds and each Fund’s estimated expense ratio giving effect to the Investment Adviser’s agreement to limit total expenses, and concluded that the proposed advisory fees were reasonable. The Board also considered the Investment Adviser’s commitment to consider the addition of breakpoints to each Fund’s advisory fee if assets grow.

Other Benefits to the Investment Adviser. The Board considered benefits to be derived by the Investment Adviser from its relationship with each Fund noting that the Investment Adviser will not use soft dollars in the management of the Funds and that the Investment Adviser indicated that it does not expect any material fall-out benefits from its relationship with the Funds.

Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of each Fund.

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Investment Advisor
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Business Manager and Administrator
Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
BHIL Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue , Suite 800
Cleveland, Ohio 44115

Item 2.	Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote Of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AAMA Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dana Gentile
Dana Gentile
President and Chief Executive Officer
March 8, 2018

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
March 8, 2018